WARRANTS (Tables)	3 Months Ended
Mar. 31, 2014
Warrants

As of March 31, 2014, warrants outstanding are as follows:

	Warrants	Warrant Liability		(Loss)/gain recognized on fair value adjustment
December 31, 2013	7,075,000	$16,600,500	(1)
Fair value adjustment	—	18,350,000		$(18,350,000	)(3)

	7,075,000	$34,950,500

Issued:
Fields Texas	6,230,750	$30,799,905	(2)	(30,799,905	)(4)
Other advisory warrants	383,250	1,908,585		(1,908,585	)(4)
2014 Private Placements	5,475,000	27,200,550		3,787,350	(5)

March 31, 2014	$19,164,000	$94,859,540		$(47,271,140)

(1)	Warrants as of December 31, 2013 represent warrants issued to Fields Texas pursuant to a strategic partnership agreement.
(2)	Additional warrants represent 5,730,750 warrants issued pursuant to the anti-dilution provisions associated with the warrants issued on December 27, 2013 and 500,000 warrants issued for 2014 advisory services also pursuant to the strategic partnership agreement.
(3)	Includes $894,140 related to warrants issued to William Fields pursuant to his role as a director of the Company included in Selling, general and administrative expense and $17,455,860 included in Advisory agreement warrant expense in the accompanying statements of operations and comprehensive income.
(4)	Included in Advisory agreement warrant expense in the accompanying statements of operations and comprehensive income.
(5)	Included in interest expense, net in the accompanying statements of operations and comprehensive income.

Fair Value Adjustments Related to Warrants

Included in Note 11 are the fair value adjustments related to the advisory agreement warrants, the warrants issued in connection with the 2014 Private Placements and the warrants issued to William Fields as follows:

Advisory agreement warrants	$50,164,350
Warrants issued with private placements	(3,787,350)
Selling, general and administrative	894,140

$47,271,140